SUPPLEMENT DATED NOVEMBER 29, 1996
                  TO STATEMENT OF ADDITIONAL INFORMATION

                             DATED MAY 1, 1996
                                    FOR
              PINNACLE[TM] FLEXIBLE PREMIUM VARIABLE ANNUITY
                ISSUED BY INTEGRITY LIFE INSURANCE COMPANY
                                    AND
                  FUNDED THROUGH ITS SEPARATE ACCOUNT II


     THIS SUPPLEMENT MODIFIES THE STATEMENT OF ADDITIONAL INFORMATION
                      AND SHOULD BE READ AND RETAINED


______________________________________________________________________


SBM FINANCIAL SERVICES, INC. (SBMFS), a wholly-owned subsidiary of ARM Financial Group, Inc. and the principal underwriter of shares for The Legends Fund, Inc. changed its name to ARM SECURITIES CORPORATION effective November 29, 1996. All references to SBM Financial Services, Inc. and SBM on page 3 of the SAI are hereby changed to "ARM Securities Corporation" and "ARMSC", respectively.